Credit related Commitments and Contingent Liabilities - Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 158,253	€ 166,063
Contingent liabilities	48,212	52,341
Total	€ 206,464	€ 218,404